Condensed financial information of the parent company - Statement of income and comprehensive income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
OPERATING EXPENSES:
General and administrative	$ (4,167,587)	$ (1,277,820)	$ (981,347)
Stock compensation expense	(930,223)
Total operating expenses	6,662,195	2,572,380	2,608,818
LOSS FROM OPERATIONS	515,783	6,077,860	7,042,653
OTHER INCOME (EXPENSE)
Interest expense	(1,673,563)	(730,780)	(1,282,291)
Other finance expenses	(417,549)	(118,394)	(141,284)
Total other income, net	(2,895,906)	(837,999)	(2,560,168)
NET (LOSS) INCOME ATTRIBUTABLE TO CHINA XIANGTAI FOOD CO., LTD.	(4,876,942)	4,363,591	3,768,109
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(559,320)	(267,546)	133,553
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO CHINA XIANGTAI FOOD CO., LTD.	(5,424,589)	4,096,045	3,901,662
Reportable Legal Entities [Member] | Parent Company [Member]
OPERATING EXPENSES:
General and administrative	(2,512,271)	(309,466)	(115,683)
Stock compensation expense	(930,223)	0	0
Total operating expenses	3,442,494	309,466	115,683
LOSS FROM OPERATIONS	(3,442,494)	(309,466)	(115,683)
OTHER INCOME (EXPENSE)
Interest expense	(123,212)	0	0
Other finance expenses	(359,187)	0	0
Equity (loss) income of subsidiaries	(952,049)	4,673,057	3,883,792
Total other income, net	(1,434,448)	4,673,057	3,883,792
NET (LOSS) INCOME ATTRIBUTABLE TO CHINA XIANGTAI FOOD CO., LTD.	(4,876,942)	4,363,591	3,768,109
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(547,647)	(267,546)	133,553
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO CHINA XIANGTAI FOOD CO., LTD.	$ (5,424,589)	$ 4,096,045	$ 3,901,662